Description of Organization and Business Operations	9 Months Ended	12 Months Ended
	Sep. 25, 2022	Dec. 31, 2021
Description of Business and Basis of Presentation
1)	Description of Business and Basis of Presentation
LiveWire EV (the “Company”) is comprised of certain net assets and operating activities related to the historical electric vehicle operations of certain wholly owned indirect subsidiaries of Harley-Davidson, Inc. (the “Parent”). The Parent has common shares listed on the New York Stock Exchange. The accompanying combined financial statements and footnotes (“Combined financial statements”) present the assets, liabilities, revenues, and expenses directly attributed to the Company, as well as certain allocations from the Parent. The Company does not operate as a separate, stand-alone entity and historically was included as part of the motorcycles and related products (“Motorcycles”) segment of the Parent.
The Company has one reportable segment that sells electric vehicles, parts and accessories, and apparel in the United States (US) and certain international markets. The Company introduced its first electric motorcycle in July 2019 as the Harley-Davidson LiveWire. In the second half of 2021, the Company established the LiveWire brand and introduced the rebranded LiveWire One electric motorcycle. The Company also sells electric balance bikes under the STACYC and
H-D
IRONe brands, as well as through private label arrangements. Electric motorcycles are sold at wholesale to a network of independent dealers and, beginning in the third quarter of 2021, also at retail through a Company-operated retail partner and through online sales. Electric balance bikes are sold at wholesale to independent dealers and an independent distributor, as well as, direct to consumers online.
Merger / Business Combination with
AEA-Bridges
Impact Corp.
On December 12, 2021, the Parent and
AEA-Bridges
Impact Corp (ABIC), a special purpose acquisition company (SPAC) sponsored by executives of AEA Investors and Bridges Fund Management, entered into a definitive business combination agreement (Business Combination Agreement) under which, at closing, ABIC (following its Domestication, as defined in the Business Combination Agreement) combined with the Company to create a new publicly traded company (Combined Company), listed on the New York Stock Exchange. Concurrently with the execution of the Business Combination Agreement, the Company entered into subscription agreements with its Parent and an independent strategic investor, Kwang Yang Motor Co., Ltd. (KYMCO), (collectively, the “PIPE Investors”) pursuant to which, on the terms and subject to the conditions therein, the PIPE Investors collectively subscribed for 20.0 million shares of common stock for an aggregate purchase price equal to $200.0 million (the “PIPE Investment”). In connection with this transaction, the Company received a $100 million cash deposit from KYMCO during the quarter ended September 25, 2022 in advance of the pending transaction close. The $100 million cash deposit was included in
Restricted cash
on the
Combined balance sheet
as of September 25, 2022. In addition, the Company also recorded a $100 million liability in
Deferred business combination consideration
on the
Combined balance sheet
as of September 25, 2022, representing the Company’s obligation to return the funds to KYMCO in the event the transaction did not close.
As a result of the Business Combination Agreement signed on December 12, 2021, the Parent and the Company entered into a separation agreement (the Separation Agreement) which sets forth the Company’s agreements with Harley-Davidson regarding the separation of the LiveWire business from Harley-Davidson into an independent company (the “Separation”). The business combination, the PIPE Investment and the Separation were each consummated on September 26, 2022 as more fully described in
Note 13, Subsequent Events
.
Basis of Presentation
In the opinion of the Company’s management, the accompanying unaudited
Combined financial statements
contain all adjustments, consisting only of normal recurring adjustments, necessary to present fairly the
Combined balance sheet
as of September 25, 2022, the
Combined statements of operations and comprehensive

loss
and the
Combined statements of changes in equity
for the three and nine months ended September 25, 2022 and September 26, 2021, and the
Combined statement of cash flows
for the nine months ended September 25, 2022 and September 26, 2021.
Certain information and disclosures normally included in complete financial statements have been condensed or omitted pursuant to the rules and regulations of the United States Securities and Exchange Commission (SEC) and generally accepted accounting principles in the United States of America (U.S. GAAP) for interim financial reporting. These unaudited
Combined financial statements
should be read in conjunction with the audited combined financial statements and accompanying notes for the years ended December 31, 2021, 2020 and 2019.
The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the amounts reported in the
Combined financial statements
and the accompanying notes. Actual results could differ from those estimates.
The
Combined financial statements
present the Company as it was historically managed and operated by the Parent. The accompanying
Combined financial statements
have been derived from the consolidated financial statements and accounting records of the Parent to reflect the operations of the Company for the periods presented and have been prepared in accordance with accounting principles generally accepted in the US and pursuant to the rules and regulations of the US Securities and Exchange Commission (SEC). The Company’s financial information is presented as combined carve-out
financial information using the historical results of operations and the historical bases of assets and liabilities of the Parent. Intercompany transactions within the Company have been eliminated in preparing the
Combined financial statements
.
Management of the Company believes assumptions underlying the
Combined financial statements
are reasonable. However, the
Combined financial statements
may not be indicative of the combined financial position, results of operations, and cash flows of the Company in the future or if it had operated independently of the Parent. Actual costs that would have been incurred if the Company had operated as a standalone company would depend on multiple factors, including organizational structure and strategic decisions made in various areas, primarily including, technology support, marketing, finance, engineering, usage of shared assets, and other general corporate and administrative costs, such as treasury, human resources, and others. The Company also may incur additional costs associated with being a standalone, publicly listed company that were not included in the expense allocations and, therefore, may result in additional costs that are not reflected in the historical results of operations, financial position, and cash flows. Principal assumptions underlying the
Combined financial statements
include:

•
The
Combined statements of operations and comprehensive loss
include all revenues and costs directly attributable to the Company as well as an allocation of expenses from the Parent related to shared manufacturing costs; engineering expenses, selling expenses, general and administrative expenses, marketing expenses, employee-related expenses, charges for use of shared assets, and other expenses related to Parent’s corporate functions that provide support to the Company. The Parent allocates these costs to the Company using methodologies that management believes are appropriate and reasonable. Costs are generally attributed based on specific identification, legal obligation, or in another manner that best reflects the nature of how the expense is incurred, such as gross revenue, wholesale motorcycle shipments, standard cost, production units, and other allocation methods as deemed appropriate.

•	The Combined balance sheets include the attribution of certain assets and liabilities that have historically been held at the corporate level by the Parent, but which are specifically identifiable or attributable to the Company. The Parent’s cash management and financing activities are centralized. Accordingly, no cash has been attributed to the
Combined financial statements
, except for certain legally held cash accounts held by entities included in the
Combined financial statements
.

•
Net Parent investment in the
Combined statements of changes in equity
and the
Combined balance sheets
represents the accumulation of the Company’s net loss over time and the net effect of transactions with and allocations from the Parent.

•
Transactions between the Parent and the Company are generally considered to be effectively settled in cash at the time the transaction is recorded except for the note payable to related party and accounts receivable from related party (see disclosure in
Note 12, Related Party Transactions
). The net effect of the settlement of transactions with the Parent is reflected in the combined statements of cash flows as a financing activity and in the
Combined balance sheets
as “Net Parent investment.”

•	Within the Combined financial statements and tables presented, certain columns and rows may not add due to the use of rounded numbers for disclosure purposes.

•	Certain comparative amounts have been reclassified to conform to the current year presentation.
Liquidity and Going Concern
The Company historically managed liquidity risk by effectively managing its working capital, capital expenditures, and cash flows, making use of a central treasury function at the Parent to manage pooled cash investments and borrowing requirements. As an early-stage growth company, the Company does not expect to generate adequate liquidity from operations to fund its operations for the next twelve months. Prior to the business combination with ABIC, the Parent supported the operating, investing and financing activities of the Company. Upon consummation of the business combination with ABIC, the Company received net cash proceeds of approximately $293.7 million as more fully described in
Note 13, Subsequent Events
. Management believes that cash on hand and the proceeds received from the business combination will provide sufficient liquidity to meet the Company’s projected obligations for at least twelve months from November 9, 2022, the date these
Combined financial statements
were issued.
The
Combined financial statements
for the Company have been prepared on the basis of accounting policies applicable to a going concern. The going concern basis presumes that for the foreseeable future, funds will be available to finance future operations and that the realization of assets and settlement of liabilities, contingent obligations and commitments will occur in the ordinary course of business.

1) Description of Business and Basis of Presentation
LiveWire EV (the “Company”) is composed of certain net assets and operating activities related to the historical electric vehicle operations of certain wholly owned indirect subsidiaries of Harley-Davidson, Inc (the “Parent”). The Parent has common shares listed on the New York Stock Exchange. The accompanying combined financial statements and footnotes (“Combined financial statements”) present the assets, liabilities, revenues, and expenses directly attributed to the Company, as well as certain allocations from the Parent. The Company does not operate as a separate, stand-alone entity and historically was included as part of the motorcycles and related products (“Motorcycles”) segment of the Parent.
The Company has one reportable segment that sells electric vehicles, parts and accessories, and apparel in the United States (US) and certain international markets. The Company introduced its first electric motorcycle in July 2019 as the Harley-Davidson LiveWire. In the second half of 2021, the Company established the LiveWire brand and introduced the rebranded LiveWire One electric motorcycles. The Company also sells electric balance bikes under the STACYC and
H-D
IRONe brands, as well as through private label arrangements. Electric motorcycles are sold at wholesale to a network of independent dealers and, beginning in the third quarter of 2021, at retail through a Company-operated retail partner and through online sales. Electric balance bikes are sold at wholesale to independent dealers and an independent distributor, as well as, direct to consumers online.
Merger / Business Combination with
AEA-Bridges
Impact Corp.
On December 13, 2021, the Parent and
AEA-Bridges
Impact Corp (ABIC), a special purpose acquisition company (SPAC) sponsored by executives of AEA Investors and Bridges Fund Management, announced that they entered into a definitive business combination agreement (Business Combination Agreement) under which ABIC will combine with the Company to create a new publicly traded company (Combined Company) which is expected to be listed on the New York Stock Exchange. The transaction will be financed by ABIC’s $400 million cash held in trust (assuming no redemptions by ABIC’s shareholders prior to the consummation of the transaction), a $100 million investment from the Parent, and a $100 million investment from an independent strategic investor, Kwang Yang Motor Co., Ltd. (KYMCO) through a private investment in public entity (PIPE) and expected net cash proceeds to the Company will be approximately $555 million, net of estimated transaction costs. In addition, to the extent any shares of the SPAC are redeemed, the Parent will invest an additional amount equal to the dollar value of such redemptions up to a maximum of $100 million. Upon closing of the transaction, the Parent will retain an equity interest in the Combined Company of 74%, ABIC’s shareholders will have an equity interest in the Combined Company of approximately 17%, assuming no redemptions, and ABIC’s founders and KYMCO will each have an equity interest in the Combined Company of approximately 4%. The transaction, which has been approved by the boards of directors of both the Parent and ABIC, is expected to close in the first half of 2022 and is subject to approval of ABIC shareholders as well as other customary closing conditions and regulatory approvals.
As a result of the Business Combination Agreement signed on December 12, 2021, the Parent and the Company expect to enter into a separation agreement (the Separation Agreement). In conjunction with the Separation Agreement, on the closing date and prior to the consummation of the business combination, certain assets and liabilities will be retained and will be settled by the Parent and will not transfer to the Company. Assets to be retained by the Parent include assets that related to electric motorcycles that are co-branded
by the Company and the Parent. Liabilities to be retained and settled by the Parent include employee liabilities related to service rendered prior to the closing of the business combination; accounts payable outstanding for amounts owed to suppliers to manufacture electric motorcycles; a supplier liability for an excess firm purchase commitment; the contingent consideration related to the STACYC acquisition; all notes payable to the Parent; and certain liabilities associated with product recalls that may arise related to the Harley-Davidson branded LiveWire motorcycle (see disclosure in
Note 10, Product Warranty and Recall Campaigns
). Pursuant to the Business Combination Agreement, each award of restricted stock units (RSUs) that is outstanding and held by an employee of the Company prior to the separation, will be cancelled and converted into the right to receive cash payments from the Company on the date which the RSUs would otherwise become vested in accordance with the vesting schedule applied to such award immediately prior to the conversion.
Basis of Presentation
The
Combined financial statements
present the Company as it was historically managed and operated by the Parent. The accompanying
Combined financial statements
have been derived from the consolidated financial statements and accounting records of the Parent to reflect the operations of the Company for the periods presented and have been prepared pursuant to the rules and regulations of the US Securities and Exchange Commission and in accordance with accounting principles generally accepted in the US (US GAAP). The Company’s financial information is presented as combined carve-out
financial information using the historical results of operations and the historical bases of assets and liabilities of the Parent. Intercompany transactions within the Company have been eliminated in preparing the
Combined financial statements
.
Management of the Company believes assumptions underlying the
Combined financial statements
are reasonable. However, the
Combined financial statements
may not be indicative of the combined financial position, results of operations, and cash flows of the Company in the future or if it had operated independently of the Parent. Actual costs that would have been incurred if the Company had operated as a standalone company would depend on multiple factors, including organizational structure and strategic decisions made in various areas, primarily including, technology support, marketing, finance, engineering, usage of shared assets, and other general corporate and administrative costs, such as treasury, human resources, and others. The Company also may incur additional costs associated with being a standalone, publicly listed company that were not included in the expense allocations and, therefore, would result in additional costs that are not reflected in the historical results of operations, financial position, and cash flows. Principal assumptions underlying the
Combined financial statements
include:

•
The
Combined statements of operations and comprehensive loss
include all revenues and costs directly attributable to the Company as well as an allocation of expenses from the Parent related to shared manufacturing costs, engineering expenses, selling expenses, general and administrative expenses, marketing expenses, employee-related expenses, charges for use of shared assets; and other expenses related to Parent’s corporate functions that provide support to the Company. The Parent allocates these costs to the Company using methodologies that management believes are appropriate and reasonable. Costs are generally attributed based on specific identification, legal obligation, or in another manner that best reflects the nature of how the expense is incurred, such as gross revenue, wholesale motorcycle shipments, standard cost, production units, and other allocation methods as deemed appropriate.

•
The
Combined balance sheets
include the attribution of certain assets and liabilities that have historically been held at the corporate level by the Parent, but which are specifically identifiable or attributable to the Company. The Parent’s cash management and financing activities are centralized. Accordingly, no cash has been attributed to the
Combined financial statements
, except for certain cash accounts legally held by entities included in the
Combined financial statements
.

•
Net Parent investment
in the
Combined statements of changes in Equity
and the
Combined balance sheets
represents the accumulation of the Company’s net loss over time and the net effect of transactions with and allocations from the Parent.

•
Transactions between the Parent and the Company are generally considered to be effectively settled in cash at the time the transaction is recorded except for the notes payable to related party and accounts receivable from related party (see disclosure in
Note 15, Related Party Transactions
). The net effect of the settlement of transactions with the Parent is reflected in the combined statements of cash flows as a financing activity and in the
Combined balance sheets
as “Net Parent investment.”

•
Within the
Combined financial statements
and tables presented, certain columns and rows may not add due to the use of rounded numbers for disclosure purposes. Percentages presented are calculated from the underlying whole-dollar amounts.

Liquidity and Going Concern
The Company historically managed liquidity risk by effectively managing its working capital, capital expenditures, and cash flows, making use of a central treasury function at the Parent to manage pooled cash investments and borrowing requirements. As an early stage growth company, the Company did not currently have, nor did it expect to generate from operations, adequate liquidity to fund its operations for the next twelve months.
To alleviate such conditions, the Parent has committed to support the operating, investing and financing activities of the Company.
Management believes that cash on hand and the financial support from Parent will provide sufficient liquidity to meet the Company’s projected obligations for at least twelve months from April 14, 2022, the date these
Combined financial statements
were issued.
The
Combined financial statements
for the Company have been prepared on the basis of accounting policies applicable to a going concern. The going concern basis presumes that for the foreseeable future, funds will be available to finance future operations and that the realization of assets and settlement of liabilities, contingent obligations and commitments will occur in the ordinary course of business.
Pursuant to the Business Combination Agreement, KYMCO and the Parent have committed to invest $100 million in the Combined Company, through a PIPE, at the closing of the potential business combination with ABIC. Further, upon the closing of the potential business combination, ABIC’s $400 million of cash held in trust, assuming no redemptions, would become available to fund expenses in connection with the business combination or future cash needs of the Combined Company.

AEA-Bridges Impact Corp
Description of Business and Basis of Presentation
NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
AEA-Bridges
Impact Corp. (the “Company”) was incorporated as a Cayman Islands exempted company on July 29, 2020. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities.
Business Combination
On September 26, 2022, the Company consummated the previously announced merger pursuant to that certain business combination agreement, dated as of December 12, 2021 (the “Business Combination Agreement”), by and among the Company, LiveWire Group, Inc. (formerly known as LW EV Holdings, Inc.), a Delaware corporation (“LiveWire”), LW EV Merger Sub, Inc., a Delaware corporation (“Merger Sub”), Harley-Davidson, Inc., a Wisconsin corporation
(H-D),
and LiveWire EV, LLC (“Legacy LiveWire”).
On September 16, 2022, the Company held a special meeting of shareholders, at which the shareholders considered and adopted, among other matters, a proposal to approve the Business Combination Agreement and the transactions contemplated thereby.
The Company provided the holders of the public shares (the “Public
S
hareholders”) with the opportunity to redeem all or a portion of their public shares upon the completion of the Business Combination (the “Business Combination”), and

36,597,112
of the Class A ordinary shareholders elected to redeem. There are no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.
Pursuant to the terms of the Business Combination Agreement: (a) on September 23, 2022, the Company migrated to and domesticated as a Delaware corporation (“Domesticated ABIC”) (the “Domestication”), in connection with which all of the Company’s (i) outstanding ordinary shares
were converted, on a
one-for-one
basis, into common stock, par value $0.0001 per share, of Domesticated ABIC, (ii) outstanding warrants were converted, on a one-for-one
basis, into warrants to acquire one share each of common stock of Domesticated ABIC and (iii) outstanding units were canceled and instead entitle the holder thereof to, per unit, one share of common stock of Domesticated ABIC and one-half
of one warrant of Domesticated ABIC; (b) on September 26, 2022,
H-D
and Legacy LiveWire consummated the separation of the Legacy LiveWire business and the other transactions contemplated by the Separation Agreement (the “Separation Agreement”), by and between
H-D
and Legacy LiveWire, dated as of September 26, 2022 (the “Separation”); (c) following the Domestication and immediately following the Separation, Merger Sub merged with and into Domesticated ABIC, with Domesticated ABIC surviving as a direct, wholly owned subsidiary of LiveWire (the “Merger”), and LiveWire continuing as the public company in the Merger, with each share of common stock of Domesticated ABIC being converted into the right of the holder thereof to receive one share of LiveWire common stock, par value $0.0001 (“LiveWire Common Stock”); (d) immediately following the Merger,
H-D
caused all of the membership interests of Legacy LiveWire (“Legacy LiveWire Equity”) held by ElectricSoul, LLC (the “Legacy LiveWire Equityholder”), a Delaware limited liability company and a subsidiary of
H-D,
to be contributed to LiveWire in exchange for 161,000,000 shares of LiveWire Common Stock and the right to receive up to an additional 12,500,000 shares of LiveWire Common Stock in the future (the
“Earn-Out
Shares”, and the transactions contemplated by this clause (d), collectively, the “Exchange”), and, as a result of the Exchange, Legacy LiveWire became a direct, wholly owned subsidiary of LiveWire; (e) immediately following the consummation of the Exchange, LiveWire contributed 100% of the outstanding equity interests of Legacy Livewire to Domesticated ABIC.
Holders of 36,597,112 Class
A ordinary shares
 sold in its initial public offering (the “Initial Shares”) properly exercised their right to have such shares redeemed for a full pro rata portion of the trust account holding the proceeds from the Company’s initial public offering, calculated as of two business days prior to the consummation of the Business Combination, which was approximately $
10.06
per share, or approximately $
368,136,945
in the aggregate.
On September 26, 2022, an aggregate of $
368,136,945 was paid from the Company’s trust account to holders who properly exercised their right to have their Initial Shares redeemed, and the remaining balance immediately prior to the closing of the Business Combination of approximately $34 million was used to fund the Business Combination.
As a result of the Exchange, on September 26, 2022, LiveWire issued
161,000,000
shares of LiveWire Common Stock to the Legacy LiveWire Equityholder, valued at a price per share of $10.00
, in exchange for 100
% of the Legacy LiveWire Equity.
In connection with the Business Combination, on September 23, 2022, AEA-Bridges Impact Sponsor, LLC (the “Sponsor”) forfeited an aggregate of
2,000,000

Class B ordinary shares in accordance with the Investor Support Agreement, dated as of December 12, 2021 (the “Investor Support Agreement”), by and among the Sponsor, LiveWire, ABIC, John Garcia, John Replogle and George Serafeim. The remaining Class B ordinary shares held by Sponsor automatically converted to
7,950,000
shares of LiveWire Common Stock at the closing of the Business Combination.

Pursuant to investment agreements entered into in connection with the Business Combination Agreement, Kwang Yang Motor Co., Ltd., KYMCO Capital Fund I Co., Ltd., SunBright Investment Co., Ltd., CycleLoop Co., Ltd. and Kwang Yang Holdings Limited (collectively, “KYMCO Group”) agreed to subscribe for an aggregate of 10,000,000 newly-issued shares of LiveWire Common Stock at a purchase price of $10.00 per share for an aggregate purchase price of $100,000,000
(the “KYMCO PIPE Investment”).
Pursuant to the Business Combination Agreement, and an investment agreement entered into prior to the Closing, the Legacy LiveWire Equityholder agreed to subscribe for an aggregate of 10,000,000 newly-issued shares of LiveWire Common Stock at a purchase price of $10.00 per share for an aggregate purchase price of $100,000,000
(the “Legacy LiveWire Equityholder PIPE Investment” and, together with the KYMCO PIPE Investment, the “PIPE Investments”). At the closing of the Business Combination, LiveWire consummated the PIPE Investments.
Pursuant to the Business Combination Agreement,
H-D
caused the Legacy LiveWire Equityholder to pay and deliver to LiveWire an amount in cash equal $100,000,000, which is the HD Backstop Amount (as defined in the Business Combination Agreement) in exchange for 10,000,000 shares of LiveWire Common Stock (the
“H-D
Backstop Shares”) at a purchase price of $10.00 per
H-D
Backstop Share.
After giving effect to the Business Combination, the redemption of Initial Shares as described above, the issuance of the
H-D
Backstop Shares and the consummation of the PIPE Investments, there are currently 202,402,888 shares of LiveWire Common Stock issued and outstanding.
Business Prior to the Business Combination
As of September 25, 2022, the Company had not commenced any operations. All activity for the period from July 29, 2020 (inception) through September 25, 2022 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below, and identifying a target company for a business combination. The Company did not generate any operating revenues prior to the completion of the Business Combination, which closed on September 26, 2022. The Company, prior to the closing of the Business Combination, generated non-operating
income in the form of interest income from the investments held in the Trust Account (as defined below).
The registration statement for the Company’s Initial Public Offering was declared effective on October 1, 2020. On October 5, 2020 the Company consummated the Initial Public Offering of 40,000,000 units (the “Units” and, with respect to the
Class A ordinary shares included
in the Units sold, the “Public Shares”), generating gross proceeds of $
400,000,000
which is described in Note 3.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 10,500,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to the Sponsor, generating gross proceeds of $10,500,000
, which is described in Note 4.
Transaction costs amounted to $21,292,016
, consisting of $7,275,000
of underwriting fees (net of expenses reimbursed by the underwriter of $225,000
), $13,125,000
of deferred underwriting fees and $892,016
of other offering costs.
Following the closing of the Initial Public Offering on October 5, 2020, an amount of $400,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund investing solely in U.S. Treasuries and meeting certain conditions under
Rule 2a-7
of the Investment Company Act of 1940, as amended (the “Investment Company Act”), as determined by the Company, until the earliest of: (i) the completion of a business combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders
, as described below.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a business combination.

At September 25, 2022, the Company had $240,329
in its operating bank
account.
At September 25, 2022, the Company has

$
402,367,209
in restricted cash which is to only be used to pay stockholders as a result of redemptions from the Business Combination, to pay the deferred underwriting fee payable, and the remainder is to fund the Business Combination.
Until the consummation of the Business Combination, the Company used the funds not held in the Trust Account for identifying and evaluating prospective acquisition candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.
In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Update
(“ASU”) 2014-15,
“Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that if the Company is unable to complete a business combination by October 5, 2022, then the Company would cease all operations except for the purpose of liquidating. As a result of the consummation of the Business Combination on September 26, 2022, the Company’s existing going concern consideration has been alleviated.

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
AEA-Bridges
Impact Corp. (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on July 29, 2020. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (a “Business Combination”).
The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
On December 12, 2021, the Company entered into a Business Combination Agreement with Harley-Davidson, Inc., a Wisconsin corporation, LW EV Holdings, Inc., a Delaware corporation (renamed LiveWire Group, Inc. in connection with the Business Combination), LW EV Merger Sub, Inc., a Delaware corporation, and LiveWire EV, LLC, a Delaware limited liability company.
As of December 31, 2021, the Company had not commenced any operations. All activity for the period from July 29, 2020 (inception) through December 31, 2021 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below, and identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating
income in the form of interest income from the investments held in the Trust Account (as defined below).
The registration statement for the Company’s Initial Public Offering was declared effective on October 1, 2020. On October 5, 2020 the Company consummated the Initial Public Offering of 40,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”), generating gross proceeds of $400,000,000 which is described in Note 3.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 10,500,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to
AEA-Bridges
Impact Sponsor LLC (the “Sponsor”), generating gross proceeds of $10,500,000, which is described in Note 4.
Transaction costs amounted to $21,292,016, consisting of $7,275,000 of underwriting fees (net of expenses reimbursed by the underwriter of $225,000), $13,125,000 of deferred underwriting fees and $892,016 of other offering costs.
Following the closing of the Initial Public Offering on October 5, 2020, an amount of $400,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund investing solely in U.S. Treasuries and meeting certain conditions under
Rule 2a-7
of the Investment Company Act of 1940, as amended (the “Investment Company Act”), as determined by the Company, until the earliest of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The stock exchange listing rules require that the Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the assets held in the Trust Account (excluding the amount of any deferred underwriting discount held in the Trust Account and taxes payable on the income earned on the Trust Account). The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.
The Company will provide the holders of the public shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their public shares upon the completion of the Business Combination, either (i) in connection with a general meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares, equal to the aggregate amount then on deposit in the Trust Account, calculated as of two business days prior to the consummation of the Business Combination (initially $10.00 per Public Share), including interest (which interest shall be net of taxes payable), divided by the number of then issued and outstanding public shares, subject to certain limitations as described in the prospectus. The per-share
amount to be distributed to the Public Shareholders who properly redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.
The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 and, if the Company seeks shareholder approval, it receives an ordinary resolution under Cayman Islands law approving a Business Combination, which requires the affirmative vote of a majority of the shareholders who attend and vote at a general meeting of the Company. If a shareholder vote is not required and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote the Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each Public Shareholder may elect to redeem their Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against a proposed Business Combination.
Notwithstanding the foregoing, if the Company seeks shareholder approval of the Business Combination and the Company does not conduct redemptions pursuant to the tender offer rules, a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares without the Company’s prior written consent.
The Sponsor has agreed (a) to waive its redemption rights with respect to any Founder Shares and Public Shares held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the Amended and Restated Memorandum and Articles of Association (i) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Company’s initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial
business combination activity, unless the Company provides the Public Shareholders with the opportunity to redeem their Public Shares upon approval of any such amendment at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the Trust account and not previously released to pay taxes, divided by the number of then issued and outstanding Public Shares.

The Company will have until October 5, 2022 to consummate a Business Combination (the “Combination Period”). However, if the Company has not completed a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned and not previously released to pay taxes, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish the rights of the Public Shareholders as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining Public Shareholders and its Board of Directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.
The Sponsor has agreed to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares it will receive if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor or any of its respective affiliates acquire Public Shares, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period, and in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).
In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (1) $10.00 per Public Share and (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share, due to reductions in the value of trust assets, in each case net of the interest that may be withdrawn to pay taxes. This liability will not apply to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.